Statement of Changes in Net Assets Available for Benefits - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income (loss):
Net appreciation (depreciation) of investments	$ 30,454,197
Interest and dividends	3,822,519
Total net investment income (loss)	34,276,716
Interest income on notes receivable from participants	65,392
Contributions:
Plan Sponsor	349,655
Participant	569,150
Rollover	439,507
Total contributions	1,358,312
Total additions	35,700,420
Deductions
Benefits paid to participants	39,923,633
Administrative expenses	8,006
Total deductions	39,931,639
Net increase (decrease) before transfer of assets	(4,231,219)
Net transfers from (to) affiliated plans	129
Net increase (decrease)	(4,231,090)
Net Asset Available for Benefit, Beginning-of-year	226,327,710
Net Asset Available for Benefit, End-of-year	$ 222,096,620